UNIVERSAL ANNUITY


ANNUAL REPORT
DECEMBER 31, 1997





                                                      [TRAVELERS INSURANCE LOGO]




                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES




TRAVELERS LIFE AND ANNUITY
A MEMBER OF TRAVELERS GROUP[LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997


ASSETS:
   Investments in eligible funds at market value:
     Managed Assets Trust, 12,519,488 shares (cost $170,795,825) .........................       $  220,968,959
     High Yield Bond Trust, 2,522,128 shares (cost $22,249,162) ..........................           24,943,850
     Capital Appreciation Fund, 7,695,447 shares (cost $263,485,645) .....................          356,453,082
     The Travelers Series Trust, 5,306,244 shares (cost $66,483,512) .....................           75,540,797
     Templeton Variable Products Series Fund, 30,097,302 shares (cost $550,048,504) ......          672,435,817
     Fidelity's Variable Insurance Products Fund, 45,215,857 shares (cost $899,613,678) ..        1,238,863,499
     Fidelity's Variable Insurance Products Fund II, 25,072,481 shares (cost $369,657,426)          451,555,380
     Dreyfus Stock Index Fund, 10,226,754 shares (cost $204,832,982) .....................          263,338,909
     American Odyssey Funds, Inc., 85,849,155 shares (cost $1,043,257,107) ...............        1,228,379,883
     Travelers Series Fund Inc., 5,922,802 shares (cost $89,515,534) .....................          103,821,907
                                                                                                 --------------
         Total Investments (cost $3,679,939,375) .........................................                           $4,636,302,083

   Receivables:
     Dividends ...........................................................................                               33,184,259
     Purchase payments and transfers from other Travelers accounts .......................                                5,310,165
   Other assets ..........................................................................                                   12,490
                                                                                                                     --------------

         Total Assets ....................................................................                            4,674,808,997
                                                                                                                     --------------

LIABILITIES:
   Payable for contract surrenders and transfers to other Travelers accounts .............                                3,992,877
   Accrued liabilities ...................................................................                                  342,569
                                                                                                                     --------------

         Total Liabilities ...............................................................                                4,335,446
                                                                                                                     --------------

NET ASSETS: ..............................................................................                           $4,670,473,551
                                                                                                                     ==============




                       See Notes to Financial Statements

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME:
   Dividends ...........................................                      $213,321,547

EXPENSES:
   Insurance charges ...................................                        51,390,740
                                                                              ------------

       Net investment income ...........................                       161,930,807
                                                                              ------------

REALIZED GAIN AND CHANGE IN UNREALIZED GAIN ON
    INVESTMENTS:
   Realized gain from investment transactions:
     Proceeds from investments sold ....................       $263,520,765
     Cost of investments sold ..........................        191,113,109
                                                               ------------

       Net realized gain ...............................                        72,407,656

   Change in unrealized gain on investments:
     Unrealized gain at December 31, 1996 ..............        521,188,596
     Unrealized gain at December 31, 1997 ..............        956,362,708
                                                               ------------

       Net change in unrealized gain for the year ......                       435,174,112
                                                                              ------------

         Net realized gain and change in unrealized gain                       507,581,768
                                                                              ------------

   Net increase in net assets resulting from operations                       $669,512,575
                                                                              ============




                       See Notes to Financial Statements

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                                 1997                    1996
                                                                                 ----                    ----
OPERATIONS:
   Net investment income ...........................................       $   161,930,807        $   178,811,254
   Net realized gain from investment transactions ..................            72,407,656             48,856,009
   Net change in unrealized gain on investments ....................           435,174,112            146,787,472
                                                                           ---------------        ---------------

     Net increase in net assets resulting from operations ..........           669,512,575            374,454,735
                                                                           ---------------        ---------------

UNIT TRANSACTIONS:
   Participant purchase payments
     (applicable to 395,816,541 and 414,155,184 units, respectively)           732,814,435            651,103,231
   Participant transfers from other Travelers accounts
     (applicable to 397,904,050 and 405,484,901 units, respectively)           771,742,729            642,203,572
   Administrative and asset allocation charges
     (applicable to 10,568,739 and 9,168,469 units, respectively) ..           (17,242,427)           (13,265,920)
   Contract surrenders
     (applicable to 121,741,746 and 111,350,118 units, respectively)          (231,169,965)          (177,909,388)
   Participant transfers to other Travelers accounts
     (applicable to 364,257,359 and 337,562,426 units, respectively)          (687,667,857)          (532,180,418)
   Other payments to participants
     (applicable to 3,523,791 and 2,743,276 units, respectively) ...            (6,638,728)            (4,497,399)
                                                                           ---------------        ---------------

       Net increase in net assets resulting from unit transactions .           561,838,187            565,453,678
                                                                           ---------------        ---------------

         Net increase in net assets ................................         1,231,350,762            939,908,413

NET ASSETS:
   Beginning of year ...............................................         3,439,122,789          2,499,214,376
                                                                           ---------------        ---------------

   End of year .....................................................       $ 4,670,473,551        $ 3,439,122,789
                                                                           ===============        ===============



                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Fund U for Variable Annuities ("Fund U") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Fund U is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     Participant purchase payments applied to Fund U are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1997, the eligible funds available under Fund U are:
     Managed Assets Trust; High Yield Bond Trust; Capital Appreciation Fund; U.S. Government Securities Portfolio, Social Awareness Stock Portfolio and Utilities Portfolio of The Travelers Series Trust; American Odyssey Core Equity Fund, American Odyssey Emerging Opportunities Fund, American Odyssey International Equity Fund, American Odyssey Long-Term Bond Fund, American Odyssey Intermediate-Term Bond Fund and American Odyssey Short-Term Bond Fund of American Odyssey Funds, Inc.; Alliance Growth Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Putnam Diversified Income Portfolio and MFS Total Return Portfolio of Travelers Series Fund Inc. (all of which are managed by affiliates of The Travelers); Templeton Bond Fund (Class 1 shares), Templeton Stock Fund (Class 1 shares) and Templeton Asset Allocation Fund (Class 1 shares) of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; and Dreyfus Stock Index Fund. All of the funds are Massachusetts business trusts, except for American Odyssey Funds, Inc., Dreyfus Stock Index Fund and Travelers Series Fund Inc. which are incorporated under Maryland law. Not all funds may be available in all states or to all contract owners.

     Effective May 1, 1996, G.T. Global Strategic Income Portfolio of Travelers Series Fund Inc. was no longer available to new contract owners under Fund U.

     The following is a summary of significant accounting policies consistently followed by Fund U in the preparation of its financial statements.

     SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

     FEDERAL INCOME TAXES. The operations of Fund U form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund U. Fund U is not taxed as a "regulated investment company" under Subchapter M of the Code.

     OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments were $1,038,839,237 and $263,520,765 respectively, for the year ended December 31, 1997. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $3,679,939,375 at December 31, 1997. Gross unrealized appreciation for all investments at December 31, 1997 was $956,976,434. Gross unrealized depreciation for all investments at December 31, 1997 was $613,726.

3.   CONTRACT CHARGES

     Insurance charges are paid for the mortality and expense risks assumed by The Travelers. These charges are equivalent to 1.25% of the average net assets of Fund U on an annual basis. Additionally, for certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

     No sales charge is deducted from participant purchase payments when they are received. However, The Travelers assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments include $3,008,227 and $1,952,467 of contingent deferred sales charges for the years ended December 31, 1997 and 1996, respectively.

     Participants in American Odyssey Funds, Inc. (the "Funds"), may elect to enter into a separate asset allocation advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of The Travelers. Under this arrangement, Copeland provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as a participant's assets in the Funds increase, is equivalent to an amount of up to 1.50% of the participant's assets in the Funds. These fees totaled $11,010,765 and $8,243,048, for the years ended December 31, 1997 and 1996, respectively.

4.   NET ASSETS HELD ON BEHALF OF AN AFFILIATE

     Approximately $25,260,000 and $16,836,000 of the net assets of Fund U were held on behalf of an affiliate of The Travelers as of December 31, 1997 and 1996, respectively. Transactions with this affiliate during the years ended December 31, 1997 and 1996, comprised participant purchase payments of approximately $5,887,000 and $12,908,000 and contract surrenders of approximately $1,691,000 and $2,570,000, respectively.

5.   NET CONTRACT OWNERS' EQUITY


                                                                                     DECEMBER 31, 1997
                                                            ------------------------------------------------------------------

                                                            ACCUMULATION            ANNUITY           UNIT           NET
                                                                UNITS                UNITS            VALUE         ASSETS
                                                                -----                -----            -----         ------

Managed Assets Trust
     Qualified ...................................           53,734,737              105,875       $    3.720   $  200,282,631
     Non-Qualified ...............................            5,111,270               52,677            4.004       20,676,296

High Yield Bond Trust
     Qualified ...................................            6,673,442                   --            3.261       21,765,132
     Non-Qualified ...............................              963,438                9,867            3.295        3,207,385

Capital Appreciation Fund
     Qualified ...................................           84,231,666               18,280            3.779      318,415,210
     Non-Qualified ...............................            9,740,312               50,307            3.920       38,374,453

The Travelers Series Trust
     U.S. Government Securities Portfolio ........           22,805,167                3,869            1.472       33,573,906
     Social Awareness Stock Portfolio ............            9,539,133                   --            2.176       20,753,381
     Utilities Portfolio .........................           12,539,047                   --            1.686       21,140,783

Templeton Variable Products Series Fund
     Templeton Bond Fund .........................           10,493,668                7,911            1.367       14,359,073
     Templeton Stock Fund ........................          180,810,568               65,419            2.211      399,877,351
     Templeton Asset Allocation Fund .............          124,524,565               78,540            2.070      257,989,468

Fidelity's Variable Insurance Products Fund
     High Income Portfolio .......................           48,826,631               68,490            2.052      100,325,843
     Growth Portfolio ............................          288,933,651               68,316            2.201      636,215,866
     Equity-Income Portfolio .....................          236,781,372              268,176            2.118      502,123,371

Fidelity's Variable Insurance Products Fund II
     Asset Manager Portfolio .....................          239,878,345              185,525            1.879      451,184,383

Dreyfus Stock Index Fund .........................          109,249,076               67,899            2.456      268,488,544

American Odyssey Funds, Inc. .....................
     American Odyssey Core Equity Fund ...........          185,889,574                5,712            2.143      398,309,648
     American Odyssey Emerging Opportunities Fund           162,141,912                4,065            1.541      249,897,611
     American Odyssey International Equity Fund ..          143,955,539                3,654            1.592      229,115,896
     American Odyssey Long-Term Bond Fund ........          159,720,674                7,358            1.352      215,896,247
     American Odyssey Intermediate-Term Bond Fund            86,909,430                4,605            1.229      106,812,625
     American Odyssey Short-Term Bond Fund .......           48,925,705                3,126            1.183       57,891,961

Travelers Series Fund Inc. .......................
     Alliance Growth Portfolio ...................           19,530,513                4,720            2.091       40,838,604
     G.T. Global Strategic Income Portfolio ......              222,251                   --            1.487          330,549
     Smith Barney High Income Portfolio ..........            1,306,786                   --            1.412        1,844,843
     Smith Barney International Equity Portfolio .            7,634,378                   --            1.339       10,222,222
     Smith Barney Income and Growth Portfolio ....           10,851,531               19,634            1.843       20,037,005
     Putnam Diversified Income Portfolio .........            5,170,756                   --            1.282        6,631,238
     MFS Total Return Portfolio ..................           14,655,213                   --            1.630       23,892,026
                                                                                                                --------------

Net Contract Owners' Equity ......................                                                              $4,670,473,551
                                                                                                                ==============

6.   STATEMENT OF INVESTMENTS


                                                                                NO. OF                MARKET
INVESTMENT OPTIONS                                                              SHARES                VALUE
                                                                            --------------       --------------
   MANAGED ASSETS TRUST (4.8%)
       Total (Cost $170,795,825)                                                12,519,488       $  220,968,959
                                                                            --------------       --------------

   HIGH YIELD BOND TRUST (0.5%)
       Total (Cost $22,249,162)                                                  2,522,128           24,943,850
                                                                            --------------       --------------

   CAPITAL APPRECIATION FUND (7.7%)
       Total (Cost $263,485,645)                                                 7,695,447          356,453,082
                                                                            --------------       --------------

   THE TRAVELERS SERIES TRUST (1.6%)
     U.S. Government Securities Portfolio (Cost $32,444,902)                     2,889,720           33,665,243
     Social Awareness Stock Portfolio (Cost $16,499,293)                         1,032,894           20,719,846
     Utilities Portfolio (Cost $17,539,317)                                      1,383,630           21,155,708
                                                                            --------------       --------------
       Total (Cost $66,483,512)                                                  5,306,244           75,540,797
                                                                            --------------       --------------

   TEMPLETON VARIABLE PRODUCTS SERIES FUND (14.5%)
     Templeton Bond Fund (Cost $14,430,622)                                      1,304,131           14,423,686
     Templeton Stock Fund (Cost $336,004,451)                                   17,243,762          399,882,838
     Templeton Asset Allocation Fund (Cost $199,613,431)                        11,549,409          258,129,293
                                                                            --------------       --------------
       Total (Cost $550,048,504)                                                30,097,302          672,435,817
                                                                            --------------       --------------

   FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (26.7%)
     High Income Portfolio (Cost $86,205,044)                                    7,380,262          100,223,955
     Growth Portfolio (Cost $438,753,491)                                       17,160,008          636,636,282
     Equity-Income Portfolio (Cost $374,655,143)                                20,675,587          502,003,262
                                                                            --------------       --------------
       Total (Cost $899,613,678)                                                45,215,857        1,238,863,499
                                                                            --------------       --------------

   FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (9.7%)
     Asset Manager Portfolio
       Total (Cost $369,657,426)                                                25,072,481          451,555,380
                                                                            --------------       --------------

   DREYFUS STOCK INDEX FUND (5.7%)
       Total (Cost $204,832,982)                                                10,226,754          263,338,909
                                                                            --------------       --------------

   AMERICAN ODYSSEY FUNDS, INC. (26.5%)
     American Odyssey Core Equity Fund (Cost $261,907,902)                      19,726,605          393,151,229
     American Odyssey Emerging Opportunities Fund (Cost $237,590,792)           17,424,290          249,690,078
     American Odyssey International Equity Fund (Cost $192,455,047)             14,562,061          225,420,703
     American Odyssey Long-Term Bond Fund (Cost $195,325,615)                   19,008,515          204,151,450
     American Odyssey Intermediate-Term Bond Fund (Cost $100,808,680)            9,799,411          101,031,925
     American Odyssey Short-Term Bond Fund (Cost $55,169,071)                    5,328,273           54,934,498
                                                                            --------------       --------------
       Total (Cost $1,043,257,107)                                              85,849,155        1,228,379,883
                                                                            --------------       --------------

   TRAVELERS SERIES FUND INC. (2.3%)
     Alliance Growth Portfolio (Cost $33,716,744)                                1,891,156           40,943,524
     G.T. Global Strategic Income Portfolio (Cost $323,821)                         25,924              330,796
     Smith Barney High Income Portfolio (Cost $1,703,760)                          133,610            1,801,065
     Smith Barney International Equity Portfolio (Cost $10,710,262)                801,399           10,338,045
     Smith Barney Income and Growth Portfolio (Cost $16,531,761)                 1,047,338           19,972,734
     Putnam Diversified Income Portfolio (Cost $6,243,981)                         530,664            6,612,068
     MFS Total Return Portfolio (Cost $20,285,205)                               1,492,711           23,823,675
                                                                            --------------       --------------
       Total (Cost $89,515,534)                                                  5,922,802          103,821,907
                                                                            --------------       --------------

TOTAL INVESTMENT OPTIONS (100%)
   (COST $3,679,939,375)                                                                         $4,636,302,083
                                                                                                 ==============

7.   SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS
     FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                 MANAGED ASSETS TRUST               HIGH YIELD BOND TRUST
                                                           -------------------------------    --------------------------------
                                                                 1997              1996              1997             1996
                                                                 ----              ----              ----             ----

INVESTMENT INCOME:
Dividends .............................................    $   6,205,545     $  27,954,200     $      15,556     $   2,919,012
                                                           -------------     -------------     -------------     -------------

EXPENSES:
Insurance charges .....................................        2,562,979         2,202,996           260,229           181,420
                                                           -------------     -------------     -------------     -------------
      Net investment income (loss) ....................        3,642,566        25,751,204          (244,673)        2,737,592
                                                           -------------     -------------     -------------     -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................       12,128,997        12,832,936         2,578,842         2,894,773
    Cost of investments sold ..........................        8,044,626         8,871,286         2,421,860         2,809,988
                                                           -------------     -------------     -------------     -------------

      Net realized gain (loss) ........................        4,084,371         3,961,650           156,982            84,785
                                                           -------------     -------------     -------------     -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........       21,106,864        30,109,740          (294,882)          567,770
    Unrealized gain (loss) end of year ................       50,173,134        21,106,864         2,694,688          (294,882)
                                                           -------------     -------------     -------------     -------------

      Net change in unrealized gain (loss) for the year       29,066,270        (9,002,876)        2,989,570          (862,652)
                                                           -------------     -------------     -------------     -------------

Net increase (decrease) in net assets
      resulting from operations .......................       36,793,207        20,709,978         2,901,879         1,959,725
                                                           -------------     -------------     -------------     -------------



UNIT TRANSACTIONS:
Participant purchase payments .........................       13,354,087        15,980,014         3,005,673         1,850,766
Participant transfers from other Travelers accounts ...        9,386,195         4,619,779         7,899,649         5,594,597
Administrative and asset allocation charges ...........         (199,651)         (206,854)          (23,482)          (18,805)
Contract surrenders ...................................      (13,291,153)      (10,950,759)       (1,421,335)       (1,114,404)
Participant transfers to other Travelers accounts .....      (11,464,116)      (12,961,561)       (4,345,577)       (3,785,886)
Other payments to participants ........................         (519,445)         (351,162)           (3,332)         (149,278)
                                                           -------------     -------------     -------------     -------------

    Net increase (decrease) in net assets resulting
      from unit transactions ..........................       (2,734,083)       (3,870,543)        5,111,596         2,376,990
                                                           -------------     -------------     -------------     -------------

      Net increase (decrease) in net assets ...........       34,059,124        16,839,435         8,013,475         4,336,715



NET ASSETS:
    Beginning of year .................................      186,899,803       170,060,368        16,959,042        12,622,327
                                                           -------------     -------------     -------------     -------------

    End of year .......................................    $ 220,958,927     $ 186,899,803     $  24,972,517     $  16,959,042
                                                           =============     =============     =============     =============

                                                              CAPITAL APPRECIATION FUND
                                                           -------------------------------
                                                                1997              1996
                                                                ----              ----

INVESTMENT INCOME:
Dividends .............................................    $       2,303     $  24,372,149
                                                           -------------     -------------

EXPENSES:
Insurance charges .....................................        3,750,873         2,070,864
                                                           -------------     -------------
      Net investment income (loss) ....................       (3,748,570)       22,301,285
                                                           -------------     -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................       20,574,412        10,128,794
    Cost of investments sold ..........................       11,695,390         6,771,613
                                                           -------------     -------------

      Net realized gain (loss) ........................        8,879,022         3,357,181
                                                           -------------     -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........       38,122,844        26,739,948
    Unrealized gain (loss) end of year ................       92,967,437        38,122,844
                                                           -------------     -------------

      Net change in unrealized gain (loss) for the year       54,844,593        11,382,896
                                                           -------------     -------------

Net increase (decrease) in net assets
      resulting from operations .......................       59,975,045        37,041,362
                                                           -------------     -------------



UNIT TRANSACTIONS:
Participant purchase payments .........................       61,332,506        37,351,082
Participant transfers from other Travelers accounts ...      105,427,417        75,856,393
Administrative and asset allocation charges ...........         (418,474)         (236,896)
Contract surrenders ...................................      (14,568,400)       (8,658,569)
Participant transfers to other Travelers accounts .....      (74,419,737)      (42,532,367)
Other payments to participants ........................         (445,397)         (202,959)
                                                           -------------     -------------

    Net increase (decrease) in net assets resulting
      from unit transactions ..........................       76,907,915        61,576,684
                                                           -------------     -------------

      Net increase (decrease) in net assets ...........      136,882,960        98,618,046



NET ASSETS:
    Beginning of year .................................      219,906,703       121,288,657
                                                           -------------     -------------

    End of year .......................................    $ 356,789,663     $ 219,906,703
                                                           =============     =============

       U.S. GOVERNMENT                  SOCIAL AWARENESS
    SECURITIES PORTFOLIO                 STOCK PORTFOLIO                  UTILITIES PORTFOLIO                TEMPLETON BOND FUND
-----------------------------     -----------------------------     -----------------------------     ------------------------------
     1997             1996            1997              1996             1997             1996             1997                 1996
     ----             ----            ----              ----             ----             ----             ----                 ----

$  1,615,375     $  3,901,076     $         --     $    757,032     $     27,055     $  2,067,241     $  1,005,721     $  1,360,095
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


     333,628          329,950          199,138          111,545          222,475          216,033          177,975          163,191
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
   1,281,747        3,571,126         (199,138)         645,487         (195,420)       1,851,208          827,746        1,196,904
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------




   5,298,145        9,246,199        2,405,937        2,433,322        5,569,359        5,883,901        1,993,943        2,178,436
   5,276,990        9,753,525        1,536,523        1,884,337        4,633,398        4,727,491        2,193,935        2,319,495
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

      21,155         (507,326)         869,414          548,985          935,961        1,156,410         (199,992)        (141,059)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


    (410,466)       2,746,779        1,538,479        1,248,264          434,813        2,392,412          434,185          467,625
   1,220,341         (410,466)       4,220,553        1,538,479        3,616,391          434,813           (6,936)         434,185
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

   1,630,807       (3,157,245)       2,682,074          290,215        3,181,578       (1,957,599)        (441,121)         (33,440)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


   2,933,709          (93,445)       3,352,350        1,484,687        3,922,119        1,050,019          186,633        1,022,405
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------




   2,406,952        3,312,661        4,741,486        2,775,977        2,367,935        4,102,407        1,962,402        1,710,597
  11,976,942        6,741,836        6,270,168        3,309,505        5,149,882        8,402,214        2,532,910        1,954,471
     (30,564)         (28,786)         (37,243)         (20,122)         (20,910)         (21,234)         (12,870)         (12,912)
  (2,904,036)      (2,212,259)        (740,129)      (1,885,418)      (1,110,018)        (656,083)      (1,146,266)        (804,933)
  (5,724,252)     (10,663,436)      (3,826,457)      (1,737,042)      (7,198,624)     (10,026,851)      (2,968,811)      (3,145,773)
    (299,040)         (26,833)          (5,922)              --          (34,926)         (86,212)         (52,933)         (32,397)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


   5,426,002       (2,876,817)       6,401,903        2,442,900         (846,661)       1,714,241          314,432         (330,947)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

   8,359,711       (2,970,262)       9,754,253        3,927,587        3,075,458        2,764,260          501,065          691,458




  25,214,195       28,184,457       10,999,128        7,071,541       18,065,325       15,301,065       13,858,008       13,166,550
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

$ 33,573,906     $ 25,214,195     $ 20,753,381     $ 10,999,128     $ 21,140,783     $ 18,065,325     $ 14,359,073     $ 13,858,008
============     ============     ============     ============     ============     ============     ============     ============

7.   SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS
     FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)

                                                                                                         TEMPLETON ASSET
                                                                 TEMPLETON STOCK FUND                    ALLOCATION FUND
                                                            -------------------------------     -------------------------------
                                                                1997              1996               1997              1996
                                                                ----              ----               ----              ----

INVESTMENT INCOME:
Dividends ..............................................    $  31,921,343     $  22,552,572     $  18,290,587     $   9,092,507
                                                            -------------     -------------     -------------     -------------

EXPENSES:
Insurance charges ......................................        4,753,477         3,148,933         3,062,408         2,290,727
                                                            -------------     -------------     -------------     -------------
      Net investment income (loss)  ....................       27,167,866        19,403,639        15,228,179         6,801,780
                                                            -------------     -------------     -------------     -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold .....................       15,642,843         5,605,956         6,959,543         8,429,607
    Cost of investments sold ...........................        9,428,086         3,592,013         4,323,827         5,857,719
                                                            -------------     -------------     -------------     -------------

      Net realized gain (loss) .........................        6,214,757         2,013,943         2,635,716         2,571,888
                                                            -------------     -------------     -------------     -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ...........       63,671,755        36,051,204        46,716,039        26,284,798
    Unrealized gain (loss) end of year .................       63,878,387        63,671,755        58,515,862        46,716,039
                                                            -------------     -------------     -------------     -------------

      Net change in unrealized gain (loss) for the year           206,632        27,620,551        11,799,823        20,431,241
                                                            -------------     -------------     -------------     -------------

Net increase (decrease) in net assets
      resulting from operations ........................       33,589,255        49,038,133        29,663,718        29,804,909
                                                            -------------     -------------     -------------     -------------



UNIT TRANSACTIONS:
Participant purchase payments ..........................       64,146,771        51,348,631        29,819,461        25,525,166
Participant transfers from other Travelers accounts ....       69,490,662        46,997,174        27,405,717        14,558,621
Administrative and asset allocation charges ............         (444,821)         (350,295)         (232,938)         (200,176)
Contract surrenders ....................................      (17,629,008)      (12,621,786)      (13,059,121)      (11,393,990)
Participant transfers to other Travelers accounts ......      (58,163,799)      (28,144,892)      (21,734,497)      (17,509,384)
Other payments to participants .........................         (473,316)         (396,825)         (416,000)         (386,932)
                                                            -------------     -------------     -------------     -------------

    Net increase (decrease) in net assets resulting
      from unit transactions ...........................       56,926,489        56,832,007        21,782,622        10,593,305
                                                            -------------     -------------     -------------     -------------

      Net increase (decrease) in net assets ............       90,515,744       105,870,140        51,446,340        40,398,214



NET ASSETS:
    Beginning of year ..................................      309,361,607       203,491,467       206,543,128       166,144,914
                                                            -------------     -------------     -------------     -------------

    End of year ........................................    $ 399,877,351     $ 309,361,607     $ 257,989,468     $ 206,543,128
                                                            =============     =============     =============     =============

                                                                   FIDELITY'S HIGH
                                                                   INCOME PORTFOLIO
                                                            -------------------------------
                                                                 1997              1996
                                                                 ----              ----

INVESTMENT INCOME:
Dividends ..............................................    $   5,890,375     $   4,685,541
                                                            -------------     -------------

EXPENSES:
Insurance charges ......................................        1,049,495           765,304
                                                            -------------     -------------
      Net investment income (loss)  ....................        4,840,880         3,920,237
                                                            -------------     -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold .....................        7,602,544        11,271,440
    Cost of investments sold ...........................        7,111,302        11,299,150
                                                            -------------     -------------

      Net realized gain (loss) .........................          491,242           (27,710)
                                                            -------------     -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ...........        6,850,898         3,613,712
    Unrealized gain (loss) end of year .................       14,018,911         6,850,898
                                                            -------------     -------------

      Net change in unrealized gain (loss) for the year         7,168,013         3,237,186
                                                            -------------     -------------

Net increase (decrease) in net assets
      resulting from operations ........................       12,500,135         7,129,713
                                                            -------------     -------------



UNIT TRANSACTIONS:
Participant purchase payments ..........................       14,091,057        14,323,674
Participant transfers from other Travelers accounts ....       28,094,443        23,502,774
Administrative and asset allocation charges ............          (97,833)          (77,538)
Contract surrenders ....................................       (4,651,218)       (3,554,402)
Participant transfers to other Travelers accounts ......      (20,517,566)      (21,225,249)
Other payments to participants .........................         (264,286)          (94,323)
                                                            -------------     -------------

    Net increase (decrease) in net assets resulting
      from unit transactions ...........................       16,654,597        12,874,936
                                                            -------------     -------------

      Net increase (decrease) in net assets ............       29,154,732        20,004,649



NET ASSETS:
    Beginning of year ..................................       71,171,111        51,166,462
                                                            -------------     -------------

    End of year ........................................    $ 100,325,843     $  71,171,111
                                                            =============     =============

                                        Fidelity's Equity-                Fidelity's Asset
  Fidelity's Growth Portfolio            Income Portfolio                 Manager Portfolio             Dreyfus Stock Index Fund
  ---------------------------            ----------------                 -----------------             ------------------------
    1997              1996              1997             1996           1997              1996            1997              1996
    ----              ----              ----             ----           ----              ----            ----              ----
$  18,425,361     $  26,609,907   $  36,205,951    $  11,007,124   $  47,759,578     $  24,249,566   $  10,714,171    $   3,928,238
-------------     -------------   -------------    -------------   -------------     -------------   -------------    -------------

    7,146,619         5,494,318       5,331,099        3,650,704       5,305,939         4,731,985       2,476,800        1,141,925
-------------     -------------   -------------    -------------   -------------     -------------   -------------    -------------
   11,278,742        21,115,589      30,874,852        7,356,420      42,453,639        19,517,581       8,237,371        2,786,313
-------------     -------------   -------------    -------------   -------------     -------------   -------------    -------------

   24,444,197        15,033,976      10,920,493        8,901,856      32,100,976        43,154,403      17,192,210        4,411,866
   13,454,359         8,761,312       7,824,612        7,112,993      26,194,585        36,465,300      11,339,403        3,662,881
-------------     -------------   -------------    -------------   -------------     -------------   -------------    -------------

   10,989,838         6,272,664       3,095,881        1,788,863       5,906,391         6,689,103       5,852,807          748,985
-------------     -------------   -------------    -------------   -------------     -------------   -------------    -------------

  109,388,267        84,221,007      63,108,308       36,609,662      56,292,058        35,524,654      23,075,429        8,941,622
  197,882,791       109,388,267     127,348,119       63,108,308      81,897,954        56,292,058      58,505,927       23,075,429
-------------     -------------   -------------    -------------   -------------     -------------   -------------    -------------

   88,494,524        25,167,260      64,239,811       26,498,646      25,605,896        20,767,404      35,430,498       14,133,807
-------------     -------------   -------------    -------------   -------------     -------------   -------------    -------------

  110,763,104        52,555,513      98,210,544       35,643,929      73,965,926        46,974,088      49,520,676       17,669,105
-------------     -------------   -------------    -------------   -------------     -------------   -------------    -------------



   88,418,316        98,813,647      73,087,953       80,531,063      39,588,152        47,983,080      58,093,375       27,715,679
   60,466,620        77,877,606      60,443,386       65,473,564      17,071,727        15,854,663     115,423,432       34,290,381
     (822,318)         (756,932)       (607,813)        (507,452)       (477,687)         (518,763)       (366,845)        (166,923)
  (32,703,324)      (28,271,491)    (24,170,321)     (17,465,306)    (30,895,086)      (30,635,034)     (9,085,710)      (5,352,753)
  (85,247,732)      (68,957,439)    (48,152,884)     (46,894,521)    (40,149,202)      (63,750,905)    (68,604,399)     (17,263,458)
     (887,690)         (450,758)       (962,104)        (283,199)       (748,322)         (761,969)       (115,024)        (110,049)
-------------     -------------   -------------    -------------   -------------     -------------   -------------    -------------


   29,223,872        78,254,633      59,638,217       80,854,149     (15,610,418)      (31,828,928)     95,344,829       39,112,877
-------------     -------------   -------------    -------------   -------------     -------------   -------------    -------------

  139,986,976       130,810,146     157,848,761      116,498,078      58,355,508        15,145,160     144,865,505       56,781,982




  496,228,890       365,418,744     344,274,610      227,776,532     392,828,875       377,683,715     123,623,039       66,841,057
-------------     -------------   -------------    -------------   -------------     -------------   -------------    -------------

$ 636,215,866     $ 496,228,890   $ 502,123,371    $ 344,274,610   $ 451,184,383     $ 392,828,875   $ 268,488,544    $ 123,623,039
=============     =============   =============    =============   =============     =============   =============    =============

7. Schedule of Fund U Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996 (continued)

                                                                                                    American Odyssey
                                                                   American Odyssey                Emerging Opportunities
                                                                   Core Equity Fund                         Fund
                                                                   ----------------                         ----
                                                                 1997             1996              1997              1996
                                                                 ----             ----              ----              ----
Investment Income:
Dividends .............................................    $   8,890,605     $  15,730,732     $        --       $  13,878,014
                                                           -------------     -------------     -------------     -------------

Expenses:
Insurance charges .....................................        4,324,513         2,901,469         2,631,943         2,363,467
                                                           -------------     -------------     -------------     -------------

      Net investment income (loss) ....................        4,566,092        12,829,263        (2,631,943)       11,514,547
                                                           -------------     -------------     -------------     -------------

Realized Gain (Loss) and Change in Unrealized
  Gain (Loss) on Investments:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................       33,809,653        17,543,045         9,117,630        40,044,484
    Cost of investments sold ..........................       18,900,898        12,076,602         7,875,469        27,095,237
                                                           -------------     -------------     -------------     -------------

      Net realized gain (loss) ........................       14,908,755         5,466,443         1,242,161        12,949,247
                                                           -------------     -------------     -------------     -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........       61,748,969        33,550,801        (2,810,922)       31,168,692
    Unrealized gain (loss) end of year ................      131,243,327        61,748,969        12,099,286        (2,810,922)
                                                           -------------     -------------     -------------     -------------

      Net change in unrealized gain (loss) for the year       69,494,358        28,198,168        14,910,208       (33,979,614)
                                                           -------------     -------------     -------------     -------------

Net increase (decrease) in net assets
      resulting from operations .......................       88,969,205        46,493,874        13,520,426        (9,515,820)
                                                           -------------     -------------     -------------     -------------



Unit Transactions:
Participant purchase payments .........................       72,351,602        60,901,768        53,062,153        57,671,673
Participant transfers from other Travelers accounts ...       39,457,117        35,168,297        59,831,562        54,039,978
Administrative and asset allocation charges ...........       (4,157,185)       (2,982,289)       (2,270,384)       (2,085,416)
Contract surrenders ...................................      (18,618,898)      (11,983,268)      (11,252,387)       (9,168,189)
Participant transfers to other Travelers accounts .....      (60,229,334)      (32,355,405)      (42,177,386)      (69,756,650)
Other payments to participants ........................         (370,330)         (318,650)         (171,002)         (267,635)
                                                           -------------     -------------     -------------     -------------

    Net increase (decrease) in net assets resulting
      from unit transactions ..........................       28,432,972        48,430,453        57,022,556        30,433,761
                                                           -------------     -------------     -------------     -------------

      Net increase (decrease) in net assets ...........      117,402,177        94,924,327        70,542,982        20,917,941



Net Assets:
    Beginning of year .................................      280,907,471       185,983,144       179,354,629       158,436,688
                                                           -------------     -------------     -------------     -------------

    End of year .......................................    $ 398,309,648     $ 280,907,471     $ 249,897,611     $ 179,354,629
                                                           =============     =============     =============     =============


                                                                   American Odyssey
                                                                  International Equity
                                                                         Fund
                                                                         ----
                                                                1997              1996
                                                                ----              ----
Dividends .............................................    $   5,135,358     $   4,538,026
                                                           -------------     -------------

Expenses:
Insurance charges .....................................        2,640,266         1,550,119
                                                           -------------     -------------

      Net investment income (loss) ....................        2,495,092         2,987,907
                                                           -------------     -------------

Realized Gain (Loss) and Change in Unrealized
  Gain (Loss) on Investments:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................        8,016,768         1,656,337
    Cost of investments sold ..........................        5,087,628         1,162,459
                                                           -------------     -------------

      Net realized gain (loss) ........................        2,929,140           493,878
                                                           -------------     -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........       31,222,016         9,163,943
    Unrealized gain (loss) end of year ................       32,965,656        31,222,016
                                                           -------------     -------------

      Net change in unrealized gain (loss) for the year        1,743,640        22,058,073
                                                           -------------     -------------

Net increase (decrease) in net assets
      resulting from operations .......................        7,167,872        25,539,858
                                                           -------------     -------------



Unit Transactions:
Participant purchase payments .........................       49,655,210        34,480,536
Participant transfers from other Travelers accounts ...       34,564,644        59,574,232
Administrative and asset allocation charges ...........       (2,561,423)       (1,577,472)
Contract surrenders ...................................      (10,872,958)       (5,590,669)
Participant transfers to other Travelers accounts .....      (35,630,438)      (15,004,067)
Other payments to participants ........................         (169,216)         (124,915)
                                                           -------------     -------------

    Net increase (decrease) in net assets resulting
      from unit transactions ..........................       34,985,819        71,757,645
                                                           -------------     -------------

      Net increase (decrease) in net assets ...........       42,153,691        97,297,503



Net Assets:
    Beginning of year .................................      186,962,205        89,664,702
                                                           -------------     -------------

    End of year .......................................    $ 229,115,896     $ 186,962,205
                                                           =============     =============

                                           American Odyssey
         American Odyssey                  Intermediate-Term                American Odyssey
       Long-Term Bond Fund                     Bond Fund                  Short-Term Bond Fund           Alliance Growth Portfolio
       -------------------                     ---------                  --------------------           -------------------------
     1997              1996              1997             1996             1997           1996             1997             1996
     ----              ----              ----             ----             ----           ----             ----             ----


$  11,895,892     $   8,108,556     $   6,362,517        4,934,855     $  2,958,254   $  1,722,808     $       --     $    643,699
-------------     -------------     -------------     ------------     ------------   ------------     ------------   ------------


    2,337,838         1,790,795         1,219,677        1,102,439          667,260        400,364          349,477        113,551
-------------     -------------     -------------     ------------     ------------   ------------     ------------   ------------

    9,558,054         6,317,761         5,142,840        3,832,416        2,290,994      1,322,444         (349,477)       530,148
-------------     -------------     -------------     ------------     ------------   ------------     ------------   ------------




    3,220,247         1,884,305         3,205,114       11,330,595        4,614,750      2,327,448        7,627,872      2,718,788
    3,176,907         1,891,896         3,200,127       10,936,197        4,459,522      2,274,702        6,038,843      2,442,119
-------------     -------------     -------------     ------------     ------------   ------------     ------------   ------------

       43,340            (7,591)            4,987          394,398          155,228         52,746        1,589,029        276,669
-------------     -------------     -------------     ------------     ------------   ------------     ------------   ------------


   (1,239,032)        3,345,434          (528,747)       1,159,603         (325,577)       210,538        1,556,758         11,435
    8,825,835        (1,239,032)          223,245         (528,747)        (234,573)      (325,577)       7,226,780      1,556,758
-------------     -------------     -------------     ------------     ------------   ------------     ------------   ------------

   10,064,867        (4,584,466)          751,992       (1,688,350)          91,004       (536,115)       5,670,022      1,545,323
-------------     -------------     -------------     ------------     ------------   ------------     ------------   ------------


   19,666,261         1,725,704         5,899,819        2,538,464        2,537,226        839,075        6,909,574      2,352,140
-------------     -------------     -------------     ------------     ------------   ------------     ------------   ------------




   43,961,028        41,094,788        20,362,793       21,980,548        9,944,329      6,059,827       10,180,634      4,657,066
   17,572,634        28,020,989        11,369,417       15,338,356       10,615,108     24,607,920       23,132,744     13,282,595
   (2,500,236)       (1,961,471)       (1,193,329)      (1,103,958)        (632,821)      (378,576)         (56,348)       (19,842)
   (9,654,059)       (6,849,650)       (5,682,281)      (5,124,477)      (4,318,250)    (2,766,214)      (1,191,443)      (244,573)
  (20,429,789)      (18,236,052)      (14,300,408)     (20,649,675)      (9,902,383)    (5,406,419)     (15,845,145)    (5,494,797)
     (152,034)         (133,220)         (172,098)        (124,864)        (113,177)       (87,092)         (17,930)       (12,735)
-------------     -------------     -------------     ------------     ------------   ------------     ------------   ------------


   28,797,544        41,935,384        10,384,094       10,315,930        5,592,806     22,029,446       16,202,512     12,167,714
-------------     -------------     -------------     ------------     ------------   ------------     ------------   ------------

   48,463,805        43,661,088        16,283,913       12,854,394        8,130,032     22,868,521       23,112,086     14,519,854




  167,432,442       123,771,354        90,528,712       77,674,318       49,761,929     26,893,408       17,726,518      3,206,664
-------------     -------------     -------------     ------------     ------------   ------------     ------------   ------------

$ 215,896,247     $ 167,432,442     $ 106,812,625     $ 90,528,712     $ 57,891,961   $ 49,761,929     $ 40,838,604   $ 17,726,518
=============     =============     =============     ============     ============   ============     ============   ============

7. Schedule of Fund U Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996 (continued)

                                                            G.T. Global Strategic               Smith Barney High
                                                              Income Portfolio                   Income Portfolio
                                                              ----------------                   ----------------
                                                               1997             1996           1997             1996
                                                               ----             ----           ----             ----
INVESTMENT INCOME:

Dividends .............................................    $      --       $    24,604     $      --       $    37,827
                                                           -----------     -----------     -----------     -----------

EXPENSES:
Insurance charges .....................................          3,965           3,282          15,519           4,845
                                                           -----------     -----------     -----------     -----------

      Net investment income (loss) ....................         (3,965)         21,322         (15,519)         32,982
                                                           -----------     -----------     -----------     -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................      1,067,860       1,667,070       1,583,102       1,072,586
    Cost of investments sold ..........................      1,070,343       1,621,700       1,523,489       1,053,325
                                                           -----------     -----------     -----------     -----------

      Net realized gain (loss) ........................         (2,483)         45,370          59,613          19,261
                                                           -----------     -----------     -----------     -----------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........        (17,848)          3,386          (2,005)          1,184
    Unrealized gain (loss) end of year ................          6,975         (17,848)         97,305          (2,005)
                                                           -----------     -----------     -----------     -----------

      Net change in unrealized gain (loss) for the year         24,823         (21,234)         99,310          (3,189)
                                                           -----------     -----------     -----------     -----------

Net increase (decrease) in net assets
      resulting from operations .......................         18,375          45,458         143,404          49,054
                                                           -----------     -----------     -----------     -----------



UNIT TRANSACTIONS:
Participant purchase payments .........................        123,067          54,432         505,322         226,871
Participant transfers from other Travelers accounts ...        941,113       1,756,446       2,184,323       1,655,656
Administrative and asset allocation charges ...........           (410)           (412)         (3,054)         (1,354)
Contract surrenders ...................................         (5,913)         (7,171)       (113,936)        (51,914)
Participant transfers to other Travelers accounts .....     (1,085,386)     (1,702,483)     (1,565,040)     (1,339,254)
Other payments to participants ........................           --              --              --              --
                                                           -----------     -----------     -----------     -----------

    Net increase (decrease) in net assets resulting
      from unit transactions ..........................        (27,529)        100,812       1,007,615         490,005
                                                           -----------     -----------     -----------     -----------

      Net increase (decrease) in net assets ...........         (9,154)        146,270       1,151,019         539,059



NET ASSETS:
    Beginning of year .................................        339,703         193,433         693,824         154,765
                                                           -----------     -----------     -----------     -----------

    End of year .......................................    $   330,549     $   339,703     $ 1,844,843     $   693,824
                                                           ===========     ===========     ===========     ===========


                                                                       Smith Barney
                                                             International Equity Portfolio
                                                             ------------------------------
                                                                   1997             1996

INVESTMENT INCOME:
Dividends .............................................     $       --       $      7,696
                                                            ------------     ------------

EXPENSES:
Insurance charges .....................................          117,740           53,797
                                                            ------------     ------------

      Net investment income (loss) ....................         (117,740)         (46,101)
                                                            ------------     ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................       22,681,375        6,766,183
    Cost of investments sold ..........................       21,755,857        6,469,035
                                                            ------------     ------------

      Net realized gain (loss) ........................          925,518          297,148
                                                            ------------     ------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........          232,286           12,644
    Unrealized gain (loss) end of year ................         (372,217)         232,286
                                                            ------------     ------------

      Net change in unrealized gain (loss) for the year         (604,503)         219,642
                                                            ------------     ------------

Net increase (decrease) in net assets
      resulting from operations .......................          203,275          470,689
                                                            ------------     ------------



UNIT TRANSACTIONS:
Participant purchase payments .........................        3,079,005        2,033,617
Participant transfers from other Travelers accounts ...       27,489,522       14,188,397
Administrative and asset allocation charges ...........          (17,994)          (8,206)
Contract surrenders ...................................         (367,146)        (164,473)
Participant transfers to other Travelers accounts .....      (27,796,673)      (9,560,859)
Other payments to participants ........................             (853)            --
                                                            ------------     ------------

    Net increase (decrease) in net assets resulting
      from unit transactions ..........................        2,385,861        6,488,476
                                                            ------------     ------------

      Net increase (decrease) in net assets ...........        2,589,136        6,959,165



NET ASSETS:
    Beginning of year .................................        7,633,086          673,921
                                                            ------------     ------------

    End of year .......................................     $ 10,222,222     $  7,633,086
                                                            ============     ============

       Smith Barney Income             Putnam Diversified
      and Growth Portfolio              Income Portfolio          MFS Total Return Portfolio                    Combined
      --------------------              ----------------          --------------------------                    --------
     1997            1996            1997            1996             1997            1996                1997                1996
     ----            ----            ----            ----             ----            ----                ----                ----
$       --       $   202,899     $      --       $   148,080     $       --       $   330,935    $   213,321,547    $   215,764,991
------------     -----------     -----------     -----------     ------------     -----------    ---------------    ---------------


     188,264          61,744          61,932          20,990          199,212          86,980         51,390,740         36,953,737
------------     -----------     -----------     -----------     ------------     -----------    ---------------    ---------------
    (188,264)        141,155         (61,932)        127,090         (199,212)        243,955        161,930,807        178,811,254
------------     -----------     -----------     -----------     ------------     -----------    ---------------    ---------------




   1,921,937       1,807,050         537,067         156,529          704,949         506,096        263,520,765        231,887,981
   1,472,268       1,546,203         512,314         151,221          560,548         422,173        191,113,109        183,031,972
------------     -----------     -----------     -----------     ------------     -----------    ---------------    ---------------

     449,669         260,847          24,753           5,308          144,401          83,923         72,407,656         48,856,009
------------     -----------     -----------     -----------     ------------     -----------    ---------------    ---------------


     569,228         112,139           7,763          (1,010)         741,116         143,138        521,188,596        374,401,124
   3,440,973         569,228         368,087           7,763        3,538,470         741,116        956,362,708        521,188,596
------------     -----------     -----------     -----------     ------------     -----------    ---------------    ---------------

   2,871,745         457,089         360,324           8,773        2,797,354         597,978        435,174,112        146,787,472
------------     -----------     -----------     -----------     ------------     -----------    ---------------    ---------------


   3,133,150         859,091         323,145         141,171        2,742,543         925,856        669,512,575        374,454,735
------------     -----------     -----------     -----------     ------------     -----------    ---------------    ---------------




   4,588,711       3,859,529       1,600,107       1,118,393        6,984,348       3,639,739        732,814,435        651,103,231
   7,844,069       5,070,905       2,933,717       1,048,706        6,767,609       3,417,517        771,742,729        642,203,572
     (24,015)         (8,599)         (7,150)         (3,570)         (24,629)        (11,067)       (17,242,427)       (13,265,920)
    (646,268)       (120,112)       (227,392)        (46,626)        (843,909)       (214,865)      (231,169,965)      (177,909,388)
  (3,883,801)     (2,722,274)       (847,287)       (268,052)      (1,457,134)     (1,085,667)      (687,667,857)      (532,180,418)
     (13,752)        (76,042)         (7,393)           --           (223,206)        (19,350)        (6,638,728)        (4,497,399)
------------     -----------     -----------     -----------     ------------     -----------    ---------------    ---------------


   7,864,944       6,003,407       3,444,602       1,848,851       11,203,079       5,726,307        561,838,187        565,453,678
------------     -----------     -----------     -----------     ------------     -----------    ---------------    ---------------

  10,998,094       6,862,498       3,767,747       1,990,022       13,945,622       6,652,163      1,231,350,762        939,908,413




   9,038,911       2,176,413       2,863,491         873,469        9,946,404       3,294,241      3,439,122,789      2,499,214,376
------------     -----------     -----------     -----------     ------------     -----------    ---------------    ---------------

$ 20,037,005     $ 9,038,911     $ 6,631,238     $ 2,863,491     $ 23,892,026     $ 9,946,404    $ 4,670,473,551    $ 3,439,122,789
============     ===========     ===========     ===========     ============     ===========    ===============    ===============

8. Schedule of Accumulation and Annuity Units for Fund U for the years ended December 31, 1997 and 1996


                                                   Managed Assets Trust        High Yield Bond Trust      Capital Appreciation Fund
                                                   --------------------        ---------------------      -------------------------
                                                    1997         1996         1997           1996            1997          1996
                                                    ----         ----         ----           ----            ----          ----
Accumulation and annuity units
   beginning of year .........................   59,836,913   61,226,466    5,979,031      5,100,869      72,194,703    50,454,082
Accumulation units purchased and
   transferred from other Travelers accounts .    6,534,335    7,056,977    3,557,047      2,773,552      47,297,634    40,496,725
Accumulation units redeemed and
   transferred to other Travelers accounts ...   (7,357,445)  (8,435,960)  (1,888,669)    (1,894,695)    (25,446,797)  (18,749,972)
Annuity units ................................       (9,244)     (10,570)        (662)          (695)         (4,975)       (6,132)
                                                -----------  -----------   ----------     ----------     -----------   -----------
Accumulation and annuity units
   end of year ...............................   59,004,559   59,836,913    7,646,747      5,979,031      94,040,565    72,194,703
                                                ===========  ===========   ==========     ==========     ===========   ===========

                                                      U.S. Government                Social Awareness
                                                    Securities Portfolio             Stock Portfolio           Utilities Portfolio
                                                    --------------------             ---------------           -------------------
                                                    1997            1996           1997          1996          1997         1996
                                                    ----            ----           ----          ----          ----         ----
Accumulation and annuity units
   beginning of year .........................   19,054,429      21,338,806      6,355,111     4,840,885    13,258,249   11,917,700
Accumulation units purchased and
   transferred from other Travelers accounts .   10,234,153       7,912,084      5,536,731     3,822,555     5,140,992    9,642,313
Accumulation units redeemed and
   transferred to other Travelers accounts ...   (6,476,699)    (10,194,741)    (2,352,709)   (2,308,329)   (5,860,194)  (8,301,764)
Annuity units ................................       (2,847)         (1,720)            --            --            --           --
                                                -----------     -----------     ----------    ----------   -----------  -----------
Accumulation and annuity units
   end of year ...............................   22,809,036      19,054,429      9,539,133     6,355,111    12,539,047   13,258,249
                                                ===========     ===========     ==========    ==========   ===========  ===========


                                                                                                            Templeton Asset
                                                  Templeton Bond Fund        Templeton Stock Fund           Allocation Fund
                                                  -------------------        --------------------           ---------------
                                                  1997          1996          1997          1996         1997            1996
                                                  ----          ----          ----          ----         ----            ----
Accumulation and annuity units
   beginning of year .......................   10,260,252    10,536,435   154,614,154    122,960,800   113,808,987      107,468,938
Accumulation units purchased and
   transferred from other Travelers accounts    3,345,768     2,880,562    60,857,537     54,933,900    28,216,450       24,240,105
Accumulation units redeemed and
   transferred to other Travelers accounts .   (3,103,811)   (3,156,084)  (34,571,726)   (23,264,671)  (17,416,553)     (17,896,444)
Annuity units ..............................         (630)         (661)      (23,978)       (15,875)       (5,779)          (3,612)
                                              -----------   -----------  ------------   ------------  ------------     ------------
Accumulation and annuity units
   end of year .............................   10,501,579    10,260,252   180,875,987    154,614,154   124,603,105      113,808,987
                                              ===========   ===========  ============   ============  ============     ============

8. Schedule of Accumulation and Annuity Units for Fund U for the years ended December 31, 1997 and 1996 (continued)

                                                     Fidelity's High               Fidelity's Growth            Fidelity's Equity-
                                                     Income Portfolio                  Portfolio                Income Portfolio
                                                     ----------------                  ---------                ----------------
                                                    1997          1996          1997           1996           1997          1996
                                                    ----          ----          ----           ----           ----          ----
Accumulation and annuity units
   beginning of year .......................     40,308,612    32,634,690   274,892,066    229,298,932    205,636,010   153,542,685
Accumulation units purchased and
   transferred from other Travelers accounts     22,127,341    22,738,765    73,683,743    103,421,584     70,273,387    93,862,876
Accumulation units redeemed and
   transferred to other Travelers accounts .    (13,536,496)  (15,061,159)  (59,552,587)   (57,792,628)   (38,828,756)  (41,787,112)
Annuity units ..............................         (4,336)       (3,684)      (21,255)       (35,822)       (31,093)       17,561
                                                -----------   -----------  ------------   ------------   ------------  ------------
Accumulation and annuity units
   end of year .............................     48,895,121    40,308,612   289,001,967    274,892,066    237,049,548   205,636,010
                                                ===========   ===========  ============   ============   ============  ============



                                                      Fidelity's Asset              Dreyfus Stock             American Odyssey
                                                     Manager Portfolio               Index Fund               Core Equity Fund
                                                     -----------------               ----------               ----------------
                                                    1997           1996          1997         1996           1997          1996
                                                    ----           ----          ----         ----           ----          ----
Accumulation and annuity units
   beginning of year .......................     249,049,606    271,006,817    66,097,845   43,246,729    170,552,375   137,330,147
Accumulation units purchased and
   transferred from other Travelers accounts      32,778,964     43,678,827    78,601,880   36,409,694     58,428,972    65,146,447
Accumulation units redeemed and
   transferred to other Travelers accounts .     (41,750,923)   (65,621,659)  (35,378,941) (13,557,720)   (43,086,005)  (31,924,219)
Annuity units ..............................         (13,777)       (14,379)       (3,809)        (858)           (56)           --
                                                ------------   ------------  ------------  -----------   ------------  ------------
Accumulation and annuity units
   end of year .............................     240,063,870    249,049,606   109,316,975   66,097,845    185,895,286   170,552,375
                                                ============   ============  ============  ===========   ============  ============

                                                   American Odyssey
                                                 Emerging Opportunities         American Odyssey              American Odyssey
                                                          Fund               International Equity Fund       Long-Term Bond Fund
                                                          ----               -------------------------       -------------------
                                                  1997           1996          1997            1996         1997           1996
                                                  ----           ----          ----            ----         ----           ----
Accumulation and annuity units
   beginning of year .......................   122,877,399    103,824,182   121,895,846     70,364,454   137,075,188    101,376,422
Accumulation units purchased and
   transferred from other Travelers accounts    77,727,787     71,642,585    52,973,318     67,664,318    48,535,075     58,583,635
Accumulation units redeemed and
   transferred to other Travelers accounts .   (38,452,393)   (52,589,368)  (30,909,935)   (16,132,926)  (25,882,158)   (22,884,869)
Annuity units ..............................        (6,816)            --           (36)            --           (73)            --
                                              ------------   ------------  ------------   ------------  ------------   ------------
Accumulation and annuity units
   end of year .............................   162,145,977    122,877,399   143,959,193    121,895,846   159,728,032    137,075,188
                                              ============   ============  ============   ============  ============   ============

8. Schedule of Accumulation and Annuity Units for Fund U for the years ended December 31, 1997 and 1996 (continued)


                                                        American Odyssey            American Odyssey
                                                    Intermediate-Term Bond Fund   Short-Term Bond Fund     Alliance Growth Portfolio
                                                    ---------------------------   --------------------     -------------------------
                                                    1997            1996          1997            1996       1997           1996
                                                    ----            ----          ----            ----       ----           ----
Accumulation and annuity units
   beginning of year .......................     78,210,833      68,877,506      44,076,761    24,416,215   10,808,561    2,498,303
Accumulation units purchased and
   transferred from other Travelers accounts     26,651,019      33,097,050      17,830,368    27,440,823   18,359,347   12,300,233
Accumulation units redeemed and
   transferred to other Travelers accounts .    (17,947,773)    (23,763,723)    (12,978,267)   (7,780,277)  (9,632,343)  (3,989,840)
Annuity units ..............................            (44)             --             (31)           --         (332)        (135)
                                                -----------     -----------     -----------   -----------  -----------  -----------
Accumulation and annuity units
   end of year .............................     86,914,035      78,210,833      48,928,831    44,076,761   19,535,233   10,808,561
                                                ===========     ===========     ===========   ===========  ===========  ===========

                                                   G.T. Global Strategic          Smith Barney            Smith Barney International
                                                    Income Portfolio            High Income Portfolio         Equity Portfolio
                                                    ----------------            ---------------------         ----------------
                                                  1997          1996          1997           1996            1997            1996
                                                  ----          ----          ----           ----            ----            ----
Accumulation and annuity units
   beginning of year .......................     242,281       161,842       552,595        137,755       5,777,413         592,682
Accumulation units purchased and
   transferred from other Travelers accounts     745,987     1,420,493     2,031,576      1,608,495      22,030,896      12,822,567
Accumulation units redeemed and
   transferred to other Travelers accounts .    (766,017)   (1,340,054)   (1,277,385)    (1,193,655)    (20,173,931)     (7,637,836)
Annuity units ..............................          --            --            --             --              --              --
                                                --------    ----------    ----------     ----------     -----------     -----------
Accumulation and annuity units
   end of year .............................     222,251       242,281     1,306,786        552,595       7,634,378       5,777,413
                                                ========    ==========    ==========     ==========     ===========     ===========


                                                    Smith Barney Income            Putnam Diversified
                                                    and Growth Portfolio            Income Portfolio     MFS Total Return Portfolio
                                                    --------------------            ----------------     --------------------------

                                                    1997           1996           1997           1996          1997         1996
                                                    ----           ----           ----           ----          ----         ----
Accumulation and annuity units
   beginning of year .......................      6,133,368      1,747,342      2,374,774        774,330     7,302,057    2,733,609
Accumulation units purchased and
   transferred from other Travelers accounts      7,474,458      6,548,012      3,681,522      1,877,455     9,064,304    5,617,453
Accumulation units redeemed and
   transferred to other Travelers accounts .     (2,735,572)    (2,161,665)      (885,540)      (277,011)   (1,711,148)  (1,049,005)
Annuity units ..............................         (1,089)          (321)            --             --            --           --
                                                -----------     ----------     ----------     ----------   -----------   ----------
Accumulation and annuity units
   end of year .............................     10,871,165      6,133,368      5,170,756      2,374,774    14,655,213    7,302,057
                                                ===========     ==========     ==========     ==========   ===========   ==========



                                                             Combined
                                                             --------
                                                      1997               1996
                                                      ----               ----
Accumulation and annuity units
   beginning of year .......................     1,999,225,419      1,640,409,623
Accumulation units purchased and
   transferred from other Travelers accounts       793,720,591        819,640,085
Accumulation units redeemed and
   transferred to other Travelers accounts .      (499,960,773)      (460,747,386)
Annuity units ..............................          (130,862)           (76,903)
                                                --------------     --------------
Accumulation and annuity units
   end of year .............................     2,292,854,375      1,999,225,419
                                                ==============     ==============

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Annuity Contracts of
     The Travelers Fund U for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund U for Variable Annuities as of December 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1997, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund U for Variable Annuities as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 19, 1998

                             Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                              Hartford, Connecticut






This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund U for Variable Annuities or Fund U's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.






VG-FNDU (Annual) (12-97) Printed in U.S.A.